Income Taxes (Details) - Schedule of effective income tax rate reconciliation - USD ($) $ in Thousands	7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020
Expected income tax benefit at statutory rates			$ (2,731)
Permanent items			35
Change in fair value of 2020 SAFEs			1,616
Research credits			(32)
Valuation allowance			1,112
Income Tax Expense	$ 0	$ 0	$ 0